AT-THE-MARKET (ATM) SALES AGREEMENT WITH BTIG (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from shares issued	$ 46,856	$ 13,411
HCW [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate offering price			$ 25,000
Percentage of commission on sales agreement			3.00%
Number of shares issued	3,920,539
Gross proceeds from issuing shares	$ 16,000
Share purchase agreement, shares	7,381,101
Proceeds from shares issued	$ 24,500
Available balance under the facility	$ 500